Earnings/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares restricted stock	22,932	530
Weighted Average Number of Shares, Restricted Stock	22,932	530
Aggregate Number Of Options To Purchase Common Shares	10,000
If Converted Method [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Convertible, Shares Issuable	10,526,316	6,127	2,857
Representative Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of Warrant or Right, Outstanding	13,549,097	3,177	0